American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 28, 2021

NT International Value - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 6.4%
Aristocrat Leisure Ltd.	2,156	50,516
Australia & New Zealand Banking Group Ltd.	550,037	11,104,185
BHP Group Ltd.	176,405	6,651,945
Commonwealth Bank of Australia	90,421	5,688,051
Fortescue Metals Group Ltd.	891,471	16,583,263
National Australia Bank Ltd.	209,332	3,979,976
Santos Ltd.	592,391	3,333,396
Wesfarmers Ltd.	327,615	12,428,730
Westpac Banking Corp.	222,449	4,085,811
Woodside Petroleum Ltd.	803,100	15,310,508
		79,216,381
Austria — 0.6%
Erste Group Bank AG(1)	95,705	3,146,101
voestalpine AG	122,104	4,835,079
		7,981,180
Belgium — 2.1%
Ageas SA/NV	208,976	11,710,353
Etablissements Franz Colruyt NV	28,755	1,721,016
KBC Group NV(1)	79,452	5,712,920
Solvay SA	52,460	6,396,924
		25,541,213
Denmark — 0.3%
Novo Nordisk A/S, B Shares	48,803	3,472,009
Finland — 1.2%
Fortum Oyj	136,669	3,411,001
Kone Oyj, B Shares	136,254	10,861,508
		14,272,509
France — 9.4%
BNP Paribas SA(1)	290,316	17,250,290
Bouygues SA	253,257	10,251,950
Cie de Saint-Gobain(1)	122,338	6,554,421
Covivio	28,637	2,405,961
Eiffage SA(1)	13,675	1,404,569
Hermes International	4,650	5,167,084
Ipsen SA	62,501	5,318,026
Legrand SA	49,439	4,288,844
Publicis Groupe SA	214,260	12,544,240
Safran SA(1)	44,079	6,020,742
Sanofi	56,349	5,157,988
Schneider Electric SE	58,879	8,724,636
SCOR SE(1)	40,857	1,350,383
TOTAL SE	596,991	27,656,184
Vinci SA	16,677	1,730,612
		115,825,930
Germany — 8.9%
Allianz SE	90,802	21,937,578
BASF SE	15,578	1,275,528
Bayer AG	41,944	2,537,412

Bayerische Motoren Werke AG	120,022	10,341,066
Brenntag AG	178,751	13,852,549
Commerzbank AG(1)	236,827	1,553,523
Daimler AG	272,005	21,719,742
Deutsche Telekom AG	81,267	1,470,890
HeidelbergCement AG	64,183	5,066,332
Muenchener Rueckversicherungs-Gesellschaft AG	56,350	16,453,257
Siemens AG	84,240	12,963,378
		109,171,255
Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	3,645,500	12,120,693
Hang Seng Bank Ltd.	716,400	13,892,458
Techtronic Industries Co. Ltd.	132,000	2,011,245
WH Group Ltd.	1,689,500	1,515,416
		29,539,812
Israel — 0.4%
Israel Discount Bank Ltd., A Shares	1,375,686	5,045,629
Italy — 2.7%
Enel SpA	384,535	3,639,652
FinecoBank Banca Fineco SpA(1)	469,186	8,248,424
Intesa Sanpaolo SpA(1)	519,978	1,338,983
Moncler SpA(1)	45,586	2,821,847
Tenaris SA	1,697,826	17,679,509
		33,728,415
Japan — 23.6%
Advantest Corp.	47,400	3,890,125
Astellas Pharma, Inc.	587,400	9,303,956
Brother Industries Ltd.	596,900	11,839,307
Cosmos Pharmaceutical Corp.	51,000	7,305,232
Denso Corp.	104,200	6,304,607
FANUC Corp.	11,800	2,944,919
Fast Retailing Co. Ltd.	2,300	2,283,496
Fujitsu Ltd.	8,300	1,195,785
Iida Group Holdings Co. Ltd.	570,500	13,003,431
ITOCHU Corp.	95,200	2,856,944
Kajima Corp.	213,400	2,747,012
Kao Corp.	14,800	998,946
KDDI Corp.	625,500	19,304,327
Komatsu Ltd.	130,800	3,980,082
Lixil Corp.	306,300	8,582,274
Mitsubishi Electric Corp.	957,400	14,222,989
Mitsubishi UFJ Financial Group, Inc.	2,300	12,176
Mitsui & Co. Ltd.	93,100	1,997,511
Nintendo Co. Ltd.	22,500	13,666,976
Nippon Telegraph & Telephone Corp.	133,000	3,440,873
Nitori Holdings Co. Ltd.	6,200	1,155,923
Nitto Denko Corp.	105,500	9,065,609
Obayashi Corp.	4,400	38,377
Omron Corp.	12,500	1,013,526
ORIX Corp.	733,500	12,613,593
Otsuka Holdings Co. Ltd.	243,000	9,734,007
Panasonic Corp.	624,100	8,074,511
Recruit Holdings Co. Ltd.	262,000	13,124,893
Renesas Electronics Corp.(1)	760,600	8,393,914
Seiko Epson Corp.	89,600	1,481,889

Sekisui House Ltd.	82,600	1,556,739
Seven & i Holdings Co. Ltd.	275,000	10,502,675
Shin-Etsu Chemical Co. Ltd.	42,400	6,958,211
Shionogi & Co. Ltd.	105,500	5,393,927
Shizuoka Bank Ltd. (The)	228,100	1,690,038
Softbank Corp.	1,204,400	16,333,618
SoftBank Group Corp.	77,400	7,183,823
Sony Corp.	111,900	11,761,669
Sumitomo Mitsui Financial Group, Inc.	200,900	7,120,838
Tokyo Electron Ltd.	8,600	3,542,152
Toyota Industries Corp.	65,600	5,678,129
Toyota Motor Corp.	167,100	12,309,614
Trend Micro, Inc.	114,000	5,475,093
		290,083,736
Netherlands — 3.0%
Koninklijke Ahold Delhaize NV	488,674	12,875,934
NN Group NV	188,272	8,674,949
Randstad NV(1)	223,914	14,907,943
		36,458,826
Norway — 0.2%
Yara International ASA	45,507	2,189,975
Portugal — 0.4%
Jeronimo Martins SGPS SA	347,483	5,386,737
Singapore — 3.5%
DBS Group Holdings Ltd.	701,809	13,910,252
Oversea-Chinese Banking Corp. Ltd.	1,489,582	12,202,558
Singapore Technologies Engineering Ltd.	864,300	2,425,122
United Overseas Bank Ltd.	769,200	14,150,675
		42,688,607
South Korea — 0.7%
Hyundai Motor Co.	13,673	2,878,753
LG Chem Ltd.	3,360	2,481,968
Samsung Electronics Co. Ltd.	37,893	2,778,935
		8,139,656
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	130,838	3,998,641
Banco Bilbao Vizcaya Argentaria SA	2,196,266	12,187,331
Banco Santander SA(1)	51,666	180,532
CaixaBank SA	3,058,547	8,878,916
Enagas SA	75,478	1,581,108
Endesa SA	148,822	3,683,095
Iberdrola SA	310,812	3,902,161
Industria de Diseno Textil SA	302,927	9,978,202
Naturgy Energy Group SA	93,092	2,317,898
Telefonica SA	27,552	116,800
		46,824,684
Sweden — 3.8%
Atlas Copco AB, A Shares	43,663	2,492,076
H & M Hennes & Mauritz AB, B Shares(1)	106,400	2,507,060
Husqvarna AB, B Shares	822,638	10,033,410
Industrivarden AB, C Shares(1)	278,425	9,194,490
Investor AB, B Shares	166,704	12,332,435
Kinnevik AB, Class B(1)	95,050	4,416,335
Sandvik AB(1)	67,214	1,803,943

Telefonaktiebolaget LM Ericsson, B Shares	325,797	4,072,099
		46,851,848
Switzerland — 6.7%
Cie Financiere Richemont SA	23,278	2,240,507
Geberit AG	17,120	10,089,706
Kuehne + Nagel International AG	58,427	13,851,489
Novartis AG	198,260	17,038,869
Partners Group Holding AG	6,773	8,111,390
Roche Holding AG(1)	17,755	5,803,789
Schindler Holding AG, Bearer Participation Certificate	6,383	1,741,238
UBS Group AG	217,458	3,361,431
Zurich Insurance Group AG(1)	50,727	20,684,405
		82,922,824
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,799	6,649,506
United Kingdom — 17.8%
3i Group plc	459,083	7,059,679
Admiral Group plc	271,677	11,686,702
Ashtead Group plc	131,722	7,118,520
Aviva plc	3,277,035	16,516,435
Barclays plc	620,608	1,379,414
BHP Group plc	511,251	16,158,791
BP plc	582,542	2,368,120
Bunzl plc	108,374	3,376,808
Direct Line Insurance Group plc	1,176,462	5,252,865
Evraz plc	2,255,003	17,934,630
Ferguson plc	98,801	11,575,946
GlaxoSmithKline plc	983,687	16,316,146
HSBC Holdings plc(1)	823,200	4,871,158
ITV plc(1)	929,855	1,422,655
JD Sports Fashion plc(1)	302,589	3,499,338
Kingfisher plc(1)	565,125	2,089,082
Legal & General Group plc	3,814,767	13,775,354
M&G plc	2,332,515	5,975,299
Next plc(1)	89,766	9,435,570
Rio Tinto plc	253,121	21,874,940
Royal Dutch Shell plc, B Shares	232,563	4,507,918
St. James's Place plc	147,260	2,408,060
Standard Life Aberdeen plc	2,365,590	10,240,547
Unilever plc	189,301	9,838,324
Vodafone Group plc	7,075,864	12,030,848
		218,713,149
United States — 0.5%
Broadcom, Inc.	6,595	3,098,793
NXP Semiconductors NV	16,477	3,007,876
		6,106,669
TOTAL COMMON STOCKS (Cost $1,018,161,540)		1,216,810,550
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(1) (Cost $—)	46,556	16,378
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 12/31/21 - 8/15/26, valued at $2,034,780), in a joint trading account at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $1,994,818)		1,994,817

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 1/15/28, valued at $6,783,137), at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $6,650,006)		6,650,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,332,952	5,332,952
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,977,769)		13,977,769
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,032,139,309)		1,230,804,697
OTHER ASSETS AND LIABILITIES†		(321,802)
TOTAL NET ASSETS — 100.0%		$1,230,482,895

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.2%
Industrials	16.3%
Consumer Discretionary	13.1%
Materials	9.6%
Communication Services	7.1%
Health Care	6.5%
Energy	5.8%
Information Technology	4.5%
Consumer Staples	4.0%
Utilities	1.6%
Real Estate	0.2%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	12,756,175	1,204,054,375	—
Warrants	—	16,378	—
Temporary Cash Investments	5,332,952	8,644,817	—
	18,089,127	1,212,715,570	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.